Oil and Natural Gas Properties (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Sep. 30, 2013
Linn Energy, LLC [Member]
Reserve Quantities [Line Items]
Oil and Natural Gas Properties
Oil and Natural Gas Properties
Oil and Natural Gas Capitalized Costs
Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	March 31, 2013	December 31, 2012
	(in thousands)
Proved properties:
Leasehold acquisition	$8,464,014	$8,603,888
Development	2,707,884	2,553,127
Unproved properties	374,202	454,315
	11,546,100	11,611,330
Less accumulated depletion and amortization	(2,174,273)	(2,025,656)
	$9,371,827	$9,585,674

Oil and Natural Gas Properties
Oil and Natural Gas Capitalized Costs
Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	June 30, 2013	December 31, 2012
	(in thousands)
Proved properties:
Leasehold acquisition	$8,466,258	$8,603,888
Development	3,015,279	2,553,127
Unproved properties	384,552	454,315
	11,866,089	11,611,330
Less accumulated depletion and amortization	(2,358,158)	(2,025,656)
	$9,507,931	$9,585,674

Oil and Natural Gas Properties
Oil and Natural Gas Capitalized Costs
Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	September 30, 2013	December 31, 2012
	(in thousands)
Proved properties:
Leasehold acquisition	$8,505,622	$8,603,888
Development	3,316,007	2,553,127
Unproved properties	389,979	454,315
	12,211,608	11,611,330
Less accumulated depletion and amortization	(2,545,182)	(2,025,656)
	$9,666,426	$9,585,674